Expense Example - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Small Cap Fund - Fidelity Series International Small Cap Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13